Report of Directors Financial Review Risk Report - Changes in expected credit losses and other credit impairment (Details) - Financial instruments including loan commitments and financial guarantees - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Impairment loss recognised in profit or loss	$ (3,414)	$ (3,447)
Allowance for ECL
Disclosure of credit risk exposure [line items]
Impairment loss recognised in profit or loss	(3,333)	(3,398)
Allowance for ECL | Discontinued operations
Disclosure of credit risk exposure [line items]
Impairment loss recognised in profit or loss	(81)	(49)
Allowance for ECL | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Impairment loss recognised in profit or loss	(3,414)	$ (3,447)
Allowance for ECL | Canada | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Impairment loss recognised in profit or loss	(41)
Allowance for ECL | Argentina business | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Impairment loss recognised in profit or loss	$ (40)